SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
-	Computers	3 years
-	Office equipment	3 years
-	Furniture and fittings	3 years
-	Leasehold improvements	Over the shorter of lease term or the estimated
useful lives of the assets
-	Motor vehicles	6 to 10 years

Schedule of estimated economic lives of intangible assets
Licensing fee	Over the shorter of licensing period or the estimated useful lives of the intangible assets
Trademarks	10 years
IP right	1 to 6 years
Software	3 to 6 years
Customer relationships	3 years
Software platforms	3 years